Note 11 - Mezzanine Equity and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Common Shares Reserved for Future Issuance, Warrants [Table Text Block]
	December 31,
(in thousands, except price per share data)	2023	2022	Exercise Price	Expiration Date
Investors - April 2023 financing	236	-	$52.74	04/24/28
Investors - February 2023 warrant repricing	3	-	$193.68	07/21/28
Investors - January 2023 warrant repricing	11	-	$193.68	06/20/28
Investors - March 2021 financing	6	11	$3,240.00	03/25/26
Service Agreement - 2021 warrants	1	1	$7,425.00	02/09/24
Investors - May 2020 financing	3	4	$7,182.00	05/22/25
Investors - December 2019 financing	2	2	$10,881.00	12/06/24
Investors - AEROSURF	2	2	$-	02/14/24
Investors - December 2018 financing - long-term	-	2	$10,935.00	12/04/23
Battelle - 2018 payables restructuring agreement (1)	-	1	$17,550.00	12/07/23
Panacea Venture Management Company Ltd.	-	1	$10,800.00	07/02/23
LPH II Investments Limited	1	1	$14,904.00	04/04/25
Investors - February 2017 financing	1	1	$73,980.00	02/15/24
Battelle - 2014 collaboration agreement	1	1	$3,780,000.00	10/10/24
Total	267	27